Intangible Assets, Net	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9.	INTANGIBLE ASSETS, NET

The following table presents the Company’s intangible assets as of the respective balance sheet dates:

	Purchased software	Radio spectrum license	Network use right	Contract backlog	Customer relationships	Licenses	Supplier relationships	Trade names	Platform software	Non-compete agreements	Internal use software	Property management relationship	Total
	RMB	RMB		RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Intangible assets, net January 1, 2016	74,471	93,387	16,834	24,926	595,648	16,519	115,727	211,189	7,753	18,504	27,619	71,589	1,274,166
Additions	26,763	—	—	—	—	—	—	—	—	—	12,781	—	39,544
Disposals	(6,531)	—	—	—	—	—	—	—	—	—	—	—	(6,531)
Foreign currency translation difference	1,814	7,115	—	—	—	—	—	—	—	—	—	—	8,929
Amortization expense	(23,072)	(8,934)	(1,000)	(6,588)	(80,349)	(1,266)	(25,277)	(17,908)	(3,829)	(5,694)	(394)	(9,653)	(183,964)
Impairment	—	—	—	—	(102,524)	(2,696)	(2,007)	(24,896)	—	(3,907)	—	(18,773)	(154,803)

Intangible assets, net December 31, 2016	73,445	91,568	15,834	18,338	412,775	12,557	88,443	168,385	3,924	8,903	40,006	43,163	977,341

Additions	11,073	—	—	—	—	—	—	—	—	—	9,238	—	20,311
Disposals	(5,973)	—	(15,086)	—	(134,706)	(4,000)	(7,227)	(37,270)	—	(4,297)	(41,660)	(30,178)	(280,397)
Foreign currency translation difference	(905)	(7,781)	—	—	—	—	—	—	—	—	—	—	(8,686)
Amortization expense	(27,011)	(6,646)	(748)	(6,588)	(52,992)	(757)	(19,304)	(12,217)	(3,241)	(3,347)	(5,524)	(5,227)	(143,602)
Impairment	—	—	—	—	(87,195)	(3,532)	(41,768)	(22,494)	—	(1,105)	—	(7,758)	(163,852)

Intangible assets, net December 31, 2017	50,629	77,141	—	11,750	137,882	4,268	20,144	96,404	683	154	2,060	—	401,115

Intangible assets, net December 31, 2017 (US$)	7,781	11,856	—	1,806	21,192	656	3,096	14,817	105	24	317	—	61,650

Contract backlog relate to the order placed by the customers that have yet to be delivered at the acquisition date. Customer relationships relate to the relationships that arose as a result of existing customer agreements acquired and is derived from the estimated net cash flows that are expected to be derived from the expected renewal of these existing customer agreements after subtracting the estimated net cash flows from other contributory assets. Licenses mainly represented the telecommunication service license in relation to virtual private network services. Supplier relationships relate to the relationships that arose as a result of existing bandwidth supply agreements with certain network operators, which were valued using a replacement cost method given the relative ease of replacement. Trade Names mainly relate to the trade names of Dermot Entities.

The intangible assets are amortized using the straight-line method, which is the Company’s best estimate of how these assets will be economically consumed over their respective estimated useful lives ranging from 1 to 20 years.

The disposals of intangible assets mainly represent the intangible assets included in the disposed WiFire Entities and Aipu Group.

Amortization expenses were approximately RMB184,147, RMB183,964 and RMB143,602 (US$22,071) for the years ended December 31, 2015, 2016 and 2017, respectively.

The annual estimated amortization expenses for the intangible assets for each of the next five years are as follows:

	RMB	US$
2018	63,690	9,789
2019	49,129	7,551
2020	44,291	6,807
2021	37,794	5,809
2022	36,638	5,631

	231,542	35,587